Net Income Per Share (Reconciliation Shows The Shares Excluded From The Calculation Of Diluted Income Per Share) (Details) In Thousands	6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Weighted average shares excluded from the calculation of diluted income per share	24,409		31,143
1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member] | Warrants [Member]
Weighted average shares excluded from the calculation of diluted income per share	23,130	[1]	25,993	[1]
Employee Stock-Based Awards [Member]
Weighted average shares excluded from the calculation of diluted income per share	1,279		5,150

[1]	Amounts represent the incremental potential total dilution that could occur if our Convertible Notes and warrants were converted to shares of our common stock.